EMPLOYEE BENEFITS - Share-based payment expense ELTI scheme (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Classes of employee benefits expense [abstract]
Share-based payment expense - ELTI scheme	R 30.1	R 26.4	R 22.0